Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Reconciliation of the Statutory U.S. Federal Rate

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows:

	June 30,
	2025	2024
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefits	4.65%	4.34%
Permanent items	(0.06)%	(0.09)%
Prior period adjustments	1.52%	0.09%
Change in valuation allowance	(27.11)%	(25.34)%
Provision from income taxes	—	—

Schedule of Significant Portion of the Deferred Tax Assets / (Liabilities)

The tax effect of temporary differences that gave rise to significant portion of the deferred tax assets / (liabilities) were as follows:

	June 30,
	2025	2024
Net Operating loss carryforwards - Federal	$13,222,565	$10,423,054
Net Operating loss carryforwards - State	2,735,812	2,156,580
Stock based compensation	3,120,915	2,868,053
Deferred Revenue	(34,971)	(306,396)
Accrued Liabilities	(30,443)	63,142
Depreciation and Amortization	810	(1,332)
Allowance for doubtful accounts	108,222	108,222
Valuation allowance	(19,122,910)	(15,311,323)
Net deferred tax assets	$—	$—